Benefit Plans And Obligations For Termination Indemnity	12 Months Ended
Dec. 31, 2012
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Benefit Plans And Obligations For Termination Indemnity
Note 17 -        BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY

The Company's subsidiaries ESA, Telefunken and a European subsidiary sponsor benefit plans for their employees in the U.S., Germany and Belgium, respectively, as follows:

Defined Benefit Retirement Plan based on Employer's Contributions

a)
ESA has three defined benefit pension plans (the "Plans") which cover the employees of ESA's subsidiaries EFW and Kollsman. Monthly benefits are based on years of benefit service and annual compensation. Annual contributions to the Plans are determined using the unit credit actuarial cost method and are equal to or exceed the minimum required by law.  Pension fund assets of the Plans are invested primarily in stocks, bonds and cash through a financial institution, as the investment manager of the Plans' assets. Pension expense is allocated between cost of sales and general and administrative expenses, depending on the responsibilities of the employee. The measurement date for the EFW and Kollsman benefit obligation is December 31.

Participation in ESA's qualified defined benefit plans was frozen as of January 1, 2010 for non-represented employees. Current participants will continue to accrue benefits; however no new non-represented employees will be allowed to enter the plan.

b)
Telefunken Radio Communication Systems GmbH & Co. ("Telefunken"), a wholly-owned German subsidiary, has mainly one defined benefit pension plan (the "P3-plan") which covers all employees. The P3-plan provides for yearly cash balance credits equal to a percentage of a participant's compensation, which accumulate together with the respective interest credits on the employee's cash balance accounts. In case of an insured event (retirement, death or disability) the benefits can be paid as a lump sum, in installments or as a life-long annuity. The P3-plan is an unfunded plan.

c)	A wholly-owned European subsidiary in Belgium has a defined benefit pension plan, which is divided into two categories:

1)
Normal retirement benefit plan, with eligibility at age 65. The lump sum is based on employee contributions of 2% of the final pensionable salary up to a certain breakpoint, plus 6% exceeding the breakpoint at a maximum of 5% of pensionable salary, and the employer contributions, with a maximum of 40 years. The vested benefit is equal to the retirement benefit calculated with the pensionable salary and pensionable service observed at the date of leaving service.

2)	Pre-retirement death benefit to employees.

The plan is funded and includes profit sharing.

The following table sets forth the Plans' funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2012 and 2011:

	December 31,
	2012	2011
Changes in benefit obligation:
Benefit obligation at beginning of year	$153,097	$119,983
Service cost	9,709	8,205
Interest cost	6,567	6,361
Exchange rate differences	299	(508)
Actuarial losses	10,747	21,313
Benefits paid	(3,329)	(2,257)
Benefit obligation at end of year	$177,090	$153,097
Changes in the Plans' Assets:
Fair value of Plans' assets at beginning of year	81,780	69,493
Actual return on Plans' assets (net of expenses)	11,002	(722)
Employer contribution	12,341	15,266
Benefits paid	(3,329)	(2,257)
Fair value of Plans' assets at end of year	$101,794	$81,780
Accrued benefit cost, end of year:
Funded status	(75,296)	(71,317)
Unrecognized net actuarial loss	63,178	60,650
Unrecognized prior service cost	498	584
	$(11,620)	$(10,083)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(85)	(85)
Accrued benefit liability, non-current	(75,211)	(71,232)
Accumulated other comprehensive income, pre-tax	63,676	61,234
Net amount recognized	$(11,620)	$(10,083)

	Year ended December 31,
	2012	2011	2010
Components of the Plans' net periodic pension cost:
Service cost	$9,709	$8,205	$7,031
Interest cost	6,567	6,361	5,858
Expected return on Plans' assets	(6,400)	(5,512)	(4,914)
Amortization of prior service cost	172	104	95
Amortization of transition amount	(131)	(147)	(130)
Amortization of net actuarial loss	4,107	1,988	1,769
Total net periodic benefit cost	$14,023	$10,999	$9,709
Additional information
Accumulated benefit obligation	$167,667	$144,682	$112,643

	December 31,
	2012	2011
Weighted average assumptions:
Discount rate as of December 31	4.1%	4.4%
Expected long-term rate of return on Plans' assets	7.0%	7.3%
Rate of compensation increase	2.2%	2.4%

Asset Allocation by Category as of December 31:

	2012	2011
Asset Category:
Equity Securities	57.5%	56.8%
Debt Securities	34.8%	36.1%
Other	7.7%	7.1%
Total	100.0%	100.0%

The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the retirement plan's obligations and the expected timing of benefit payments. The target asset allocation for the Plan years presented is as follows:

	2012	2011
Asset Category:
Equity Securities	50%	56.0%
Debt Securities	40%	41.2%
Other	10%	2.8%
Total	100.0%	100.0%

The fair value of the asset values by category at December 31, 2012 is as follows:

		Quoted
		Prices in
		Active
		Markets for		Significant	Significant
		Identical		Observable	Unobservable
		Assets		Inputs	Inputs
Asset Category	Total	(Level 1)		(Level 2)	(Level 3)
Cash	$38	$38		$-	$-
Cash Equivalents:
Money Market Funds (a)	4,153	4,153		-	-
Fixed Income Securities:
Mutual Funds (b)	36,618	36,618		-	-
Equity Securities:
International Companies (c)	1,554	1,554		-	-
Mutual Funds (d)	47,091	47,091		-	-
Other	12,340	12,340
Total	$101,794	$101,794	$		$-

(a) This category includes highly liquid daily traded cash-like vehicles.

(b) This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.

(c) This change represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d) This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

In developing the overall expected long-term rate of return on assets assumption, ESA used a building block approach in which rates of return in excess of inflation were considered separately for equity securities, debt securities, real estate and all other assets. The excess returns were weighted by the representative target allocation and added along with an approximate rate of inflation to develop the overall expected long-term rate of return. It is the policy of ESA to meet the ERISA minimum contribution requirements for a Plan year. The minimum contribution requirements for the 2012 Plan year have been satisfied as of December 31, 2012. Benefit payments over the next five years are expected to be $4,072 in 2013; $4,659 in 2014, $5,258 in 2015, $5,879 in 2016 and $6,587 in 2017.

Retiree Medical Plan

Effective January 1, 2003, ESA commenced offering retiree medical benefits to a limited number of retirees at EFW.

The measurement date for ESA benefit obligation is December 31. The following table sets forth the retiree medical plans' funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2012 and 2011:

	December 31,
	2012	2011
Change in Benefit Obligation:
Benefit obligation at beginning of period	$3,145	$2,914
Service cost	299	253
Interest cost	117	151
Actuarial (gain) loss	(688)	(63)
Employee contribution	17	19
Benefits paid	(107)	(129)
Benefit obligation at end of period	$2,781	$3,145

Change in Plan Assets:
Fair value of plan assets at beginning of period	$-	$-
Employer contribution	90	110
Employee contribution	17	19
Benefits paid	(107)	(129)
Fair value of plan assets at end of period	$-	$-
	Year ended December 31,
	2012	2011
Accrued benefit cost, end of period:
Funded status	$(2,781)	$(3,145)
Unrecognized net actuarial loss	246	455
Unrecognized prior service cost	-	-
Accrued benefit cost, end of period	$(2,535)	$(2,690)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(175)	$(111)
Accrued benefit liability, non-current	(2,606)	(3,034)
Accumulated other comprehensive loss, pretax	246	455
Net amount recognized	$(2,535)	$(2,690)

Components of net periodic pension cost (for period):
Service cost	$299	$253
Interest cost	117	151
Amortization of prior service cost	12	74
Amortization of net actuarial loss	-	22
Total net periodic benefit cost	$428	$500
Assumptions as of end of period:
Discount rate	3.78%	3.78%
Health care cost trend rate assumed for next year	8.00%	8.50%
Ultimate health care cost trend rate	5.00%	5.00%

The effect of a 1% change in the health care cost trend rate at December 31, 2012 is as follows:

	1% increase	1% decrease
Net periodic benefit cost	$53	$(46)
Benefit obligation	$244	$(216)

Defined Contribution Plan

The 401(k) savings plan ("401(k) plan") is a defined contribution retirement plan that covers all eligible ESA employees, as defined in section 401(k) of the U.S. Internal Revenue Code. Employees may elect to contribute a percentage of their annual gross compensation to the 401(k) plan. ESA may make discretionary matching contributions as determined by ESA. Total expense under the 401(k) plan amounted to $4,436, $4,356 and $3,896 for the years ended December 31, 2012, 2011 and 2010, respectively. Expense for the deferred 401(k) plan is allocated between cost of sales and general and administrative expenses depending on the responsibilities of the related employees.

Non-Qualified Defined Contribution Plan

In 2007, ESA implemented two new benefit plans for the executives of the organization.  The non-qualified, defined contribution plan is structured under Section 409(A). The plan provides the employees at vice president level and above the opportunity to defer up to 100% of their salary to the 409(A) plan.  ESA provides a match of 50 cents on the dollar up to 10% of the employees' total salary and incentive based compensation.  The contribution can be made into the 401(k) plan, the 409(A) plan or both plans. The purpose is to provide comparable defined contribution plan benefits for the senior management across three ESA locations. The 409(A) plan funds are contributed to several life insurance policies. Participant contributions to the plan were $742, $441 and $543 for the years ended December 31, 2012, 2011 and 2010 respectively, and the total ESA contribution to the plan was $133 for 2012. The cash and cash surrender value of these life insurance policies at December 31, 2012 was $3,867. The total liability related to the 409(A) plan was $3,976 at December 31, 2012.

The second plan implemented is a non-qualified, defined benefit plan for the top three executives of ESA. The plan provides a calculated, guaranteed payment in addition to their regular pension through the company upon retirement.  The plan is funded with several life insurance policies.  They are not segregated into a trust or otherwise effectively restricted.  These policies are corporate owned assets that are subject to the claims of general creditors and cannot be considered as formal plan assets.  The defined benefit plan put in place meets the ERISA definition of an unfunded deferred compensation plan maintained for the benefit of a select group of management or highly compensated employees. The plan assets of life insurance policies have a cash surrender of $2,199 at December 31, 2012. Related liability for the pension payments is $3,015 at December 31, 2012. As of December 31, 2012, all executives had partially vested balances in the plan.